SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of the beginning and ending balance of the assets and liabilities measured at fair value on recurring basis (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Fair Value Disclosures
Beginning balance	$ 8,323,587	$ 13,943,019	$ 19,470,400
Change in fair value	(3,433,407)	1,066,927	245,800
Ending balance	4,890,180	$ 15,009,946	$ 19,716,200
Fair value discount rate valuation of trading securities		28.00%
Transfer between level 1and level 2	0
Asset, transfer into (out of) of level 3	$ 0